Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,	December 31,
	2021	2020
Building	$4,322,359	$4,322,359
Electronic devices	674,497	166,962
Office equipment, fixtures and furniture	71,865	77,498
Vehicle	237,705	232,269
Subtotal	5,306,426	4,799,088
Less: accumulated depreciation and amortization	(1,157,281)	(543,722)
Total	$4,149,145	$4,255,366